LEASING (Tables)	12 Months Ended
Dec. 31, 2019
LEASING
Schedule of right-of-use assets recognized by the company

	Vessels and		Other plant
	capitalized	Land and	and operating
USDm	dry-docking	buildings	equipment

Cost:
Balance as of 1 January	43.3	—	—
Adjustment on transition to IFRS 16	—	9.9	0.3
Additions	1.8	0.5	0.4
Disposals	(2.7)	—	(0.1)
Balance as of 31 December	42.4	10.4	0.6

Depreciation:
Balance as of 1 January	13.4	—	—
Disposals	(2.7)	—	—
Depreciation for the year	4.8	2.3	0.2
Balance as of 31 December	15.5	2.3	0.2

Carrying amount as of 31 December	26.9	8.1	0.4

Schedule of the nature of the Group's leasing activities by type of right-of-use asset recognized on the balance sheet

					Other plant
	Vessels and capitalized		Land and		and operating
	dry-docking		buildings		equipment

No. of right-of-use assets leased	3		10		19
Range of remaining term	2	years	0-9	years	0-3	years
Average remaining lease term	2.3	years	2.8	years	1.3	years
No. of leases with extension options	—		10		19
No. of leases with options to purchase	3		—		—
No. of leases with termination options	3		2		10

Schedule of Maturity analysis of lease liabilities

USDm	2019	2018
Maturity analysis - contractual undiscounted cash flow
Less than one year	7.5	5.2
One to five years	27.6	25.6
More than five years	0.1	—
Total undiscounted lease liabilities as of 31 December	35.2	30.8
Lease liabilities included under "Borrowings" as of 31 December	30.6	25.3

Non-current	10.2	3.2
Current	20.4	22.1

Schedule of financial expenses for the reporting period

USDm	2019	2018	2017
Interest expenses:		—	—
Financial expenses arising from lease liabilities regarding right-of-use assets	2.4	2.3	1.8
Other financial expenses	39.5	37.0	38.8
Total	41.9	39.3	40.6